CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONSCONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
REVENUE, NET	$ 253,840	$ 1,207	$ 45,848
Cost of revenues	248,583	1,207	45,662
GROSS PROFIT	5,257		186
Selling and marketing expenses	481	11	195
General and administrative expenses	43,734	265	127
Impairment of goodwill	143,655
Total operating expenses	187,870	276	322
LOSS FROM OPERATIONS	(182,613)	(276)	(136)
Other income (expenses), net	(4)	25	61
Foreign currency exchange (loss) gains	(432)	86	(32)
Interest expense, net	(245)	(1)	(3)
Change in fair value of warrants	1,995
Impairment of other non-current assets	(4,216)	0	0
Provision for dealership settlement	(11,142)
LOSS BEFORE INCOME TAX PROVISION	(196,657)	(166)	(110)
Income tax benefit	729	0	0
NET LOSS	(195,928)	(166)	(110)
Less: net income attributable to non-controlling interests	651
NET LOSS ATTRIBUTABLE TO KAIXIN'S SHAREHOLDERS	(196,579)	(166)	(110)
Other comprehensive income
Foreign currency translation	512	181	112
COMPREHENSIVE INCOME (LOSS)	(195,416)	15	2
Less: comprehensive income attributable to non-controlling interest	768
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO KAIXIN'S SHAREHOLDERS	$ (196,184)	$ 15	$ 2
Net loss per share
Net loss per share - basic	$ (1.7181)	$ (0.0022)	$ (0.0015)
Net loss per share - diluted	$ (1.7181)	$ (0.0022)	$ (0.0015)
Weighted average shares used in calculating net loss per share
Weighted average shares used in calculating net loss per share - Basic	114,416,353	74,035,502	74,035,502
Weighted average shares used in calculating net loss per share - Diluted	114,416,353	74,035,502	74,035,502